Accrued and other liabilities - Accrued and Other Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid		€ 498.6	€ 536.1
Personnel-related items		1,734.0	1,599.6
Derivative financial instruments		93.0	113.6
Lease liabilities		251.4	306.0
Provisions		129.4	100.8
Standard warranty reserve		188.5	158.9	€ 142.3
Refund liability		76.2	309.4
Other		28.4	21.7
Accrued and other liabilities		2,999.5	3,146.1
Less: non-current portion of accrued and other liabilities		432.2	459.5
Current portion of accrued and other liabilities	[1]	€ 2,567.3	€ 2,686.6

[1]	Accrued and other liabilities – current includes amounts with related parties of €123.0 million and €199.9 million at December 31, 2025 and 2024, respectively